Other liabilities	12 Months Ended
Dec. 31, 2019
Other liabilities
Other liabilities

21.   Other liabilities

Following is a summary of other liabilities:

	December 31,	December 31,
	2019	2018
Accruals and other accumulated expenses	11,901	8,602
Accounts payable	2,526	453
Others	2,722	4,560
	17,149	13,615